As filed with the Securities and Exchange Commission on May 15, 2020

1933 Act Registration No. 333-210205
1940 Act Registration No. 811-23148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.
Post-Effective Amendment No. 12

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 16	☐

GUARDIAN VARIABLE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

10 HUDSON YARDS

NEW YORK, NY 10001

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

212-598-8000

Richard T. Potter

Senior Vice President and Chief Legal Officer

Guardian Variable Products Trust

10 Hudson Yards

New York, NY 10001

(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 12 under the 1933 Act and Amendment No. 16 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 15th day of May, 2020.

GUARDIAN VARIABLE PRODUCTS TRUST

(the Registrant)

By:	/s/ DOMINIQUE BAEDE
Dominique Baede, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 12 to the Registration Statement on Form
N-1A has been signed below by the following persons in the capacities indicated and on the 15th day of May, 2020.

SIGNATURE		TITLE

MICHAEL FERIK		Chairman and Trustee
Michael Ferik*

/s/ DOMINIQUE BAEDE		President (Principal Executive Officer) and Trustee
Dominique Baede

BRUCE W. FERRIS		Trustee
Bruce W. Ferris*

THEDA R. HABER		Trustee
Theda R. Haber*

MARSHALL LUX		Trustee
Marshall Lux*

LISA K. POLSKY		Trustee
Lisa K. Polsky*

JOHN WALTERS		Trustee
John Walters*

/s/ JOHN H. WALTER		Senior Vice President and Treasurer (Principal Financial and Accounting Officer)
John H. Walter

*By:	/s/ RICHARD T. POTTER
Richard T. Potter
Senior Vice President and Chief Legal Officer Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase